Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017
Supplement [Text Block]	mas_SupplementTextBlock

Managed Account Series

Advantage Global SmallCap Fund

Mid Cap Dividend Fund

(each, a “Fund”)

Supplement dated September 18, 2017

to the Summary Prospectus and Prospectus of each Fund,

each dated August 28, 2017, as supplemented to date

The Summary Prospectuses and Prospectus are amended as follows:

The section of the Summary Prospectus entitled “Key Facts About Advantage Global SmallCap Fund — Fees and Expenses of the Fund — Portfolio Turnover” and the section of the Prospectus entitled “Fund Overview — Key Facts About Advantage Global SmallCap Fund — Fees and Expenses of the Fund — Portfolio Turnover” is deleted in its entirety and replaced with the following:

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

The section of the Summary Prospectus entitled “Key Facts About Mid Cap Dividend Fund — Fees and Expenses of the Fund — Portfolio Turnover” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Dividend Fund— Fees and Expenses of the Fund — Portfolio Turnover” is deleted in its entirety and replaced with the following:

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Advantage Global SmallCap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mas_SupplementTextBlock

Managed Account Series

Advantage Global SmallCap Fund

(each, a “Fund”)

Supplement dated September 18, 2017

to the Summary Prospectus and Prospectus of each Fund,

each dated August 28, 2017, as supplemented to date

The Summary Prospectuses and Prospectus are amended as follows:

The section of the Summary Prospectus entitled “Key Facts About Advantage Global SmallCap Fund — Fees and Expenses of the Fund — Portfolio Turnover” and the section of the Prospectus entitled “Fund Overview — Key Facts About Advantage Global SmallCap Fund — Fees and Expenses of the Fund — Portfolio Turnover” is deleted in its entirety and replaced with the following:

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mas_SupplementTextBlock

Managed Account Series

Mid Cap Dividend Fund

(each, a “Fund”)

Supplement dated September 18, 2017

to the Summary Prospectus and Prospectus of each Fund,

each dated August 28, 2017, as supplemented to date

The Summary Prospectuses and Prospectus are amended as follows:

The section of the Summary Prospectus entitled “Key Facts About Mid Cap Dividend Fund — Fees and Expenses of the Fund — Portfolio Turnover” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Dividend Fund— Fees and Expenses of the Fund — Portfolio Turnover” is deleted in its entirety and replaced with the following:

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%